Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000262008
Account Value [Line Items]
Line Graph and Table Measure Name	RiverNorth Active Income ETF
Account Value	$ 24,167	$ 21,243	$ 17,017	$ 15,320	$ 18,431	$ 13,902	$ 14,366	$ 13,917	$ 13,166	$ 11,498	$ 10,000
Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Account Value	11,998	11,662	10,452	10,385	12,161	12,271	11,470	10,399	10,527	10,519	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	41,530	35,315	25,900	21,296	25,194	19,380	16,830	16,143	13,691	11,543	10,000
60% S&P 500 and 40% US Aggregate Bond
Account Value [Line Items]
Account Value	$ 25,921	$ 23,211	$ 18,425	$ 16,304	$ 19,146	$ 16,376	$ 14,557	$ 13,592	$ 12,357	$ 11,143	$ 10,000